UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.6%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$587,465
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,000	1,043,660
		1,631,125
Arizona — 2.2%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,657,100
California — 12.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	395	394,198
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	3,135,451
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (b)	6,500	6,979,570
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (b)	4,055	4,557,333
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/18	5,000	5,991,500
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	516,047
5.00%, 1/01/18	930	1,084,975
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,582,538
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (a)	4,000	4,131,240
		31,372,852
Colorado — 4.8%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	562,766
4.00%, 12/01/18	540	594,605
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,728,650

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	$5,010	$5,399,528
		12,285,549
Florida — 5.5%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,666,050
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,446,437
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	3,000	3,553,140
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	400	160,188
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	2,270	1,702,500
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	2,480	2,533,965
		14,062,280
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	739,028
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, 5.00%, 11/15/18	370	416,531
Illinois — 13.4%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,519,650
5.00%, 1/01/20	3,000	3,311,790
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,743,878
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	2,039,061
5.40%, 6/15/20	1,985	2,141,855
5.45%, 6/15/21	2,090	2,248,798
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,475,990
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,651,700
BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	$2,000	$2,384,860
		34,517,582
Indiana — 3.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,185	1,952,342
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,911,539
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	1,046,526
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,832,325
		7,742,732
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,992,500
Kentucky — 3.4%
Kenton County School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,415,761
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,334,686
Louisville Jefferson County Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	2,103,139
		8,853,586
Louisiana — 0.4%
Louisiana Public Facilities Authority, RB, Department of Public Safety, Fire Marshal's Headquarter Project (NPFGC), 5.88%, 6/15/14	925	935,138
Maryland — 3.5%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,894,159
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,174,100

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	$5,000	$5,843,850
		8,912,109
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,637
Michigan — 3.1%
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A (AGM), 5.00%, 7/01/18	3,000	3,392,550
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,374,454
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,137,330
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,079,420
		7,983,754
Mississippi — 4.8%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	10,781,100
Mississippi Development Bank, Special Obligation, Refunding, Mississippi Highway Refunding Project, 5.00%, 1/01/18	1,320	1,549,284
		12,330,384
Multi-State—9.3%
Centerline Equity Issuer Trust (Freddie Mac), 6.80%, 10/31/52 (a)(e)	14,000	15,106,980
MuniMae TE Bond Subsidiary LLC (a)(e)(f):
Series B-2, 5.20%	6,000	5,819,640
Series D, 5.90%	4,000	3,159,720
		24,086,340
Nebraska — 1.7%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,611,767
BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nebraska (concluded)
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	$1,500	$1,688,775
		4,300,542
Nevada — 4.4%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,005	1,023,703
Clark County Nevada, Special Assessment Bonds, Refunding, Improvement District No. 142, Mountain's Edge, 4.00%, 8/01/18	4,300	4,434,891
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (b)	5,120	5,883,904
		11,342,498
New Hampshire — 3.8%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project (NPFGC):
Series B, AMT, 4.75%, 5/01/21	2,650	2,727,618
Series C, 5.45%, 5/01/21	7,000	7,033,320
		9,760,938
New Jersey — 14.1%
New Jersey EDA, ARB, Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30 (b)	4,250	4,265,683
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,770,100
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	7,255	7,530,327
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	3,016,850
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	987,717
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,669,140
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,329,500
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,275	2,392,299

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	$1,350	$1,592,028
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/18	2,000	2,373,720
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,548,360
		36,475,724
New York — 9.7%
City of New York, New York, GO, Sub-Series F-1, 5.00%, 9/01/18	7,500	8,315,700
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,206,890
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/18	8,000	9,535,600
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,200	1,373,124
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	4,500	4,540,770
		24,972,084
North Carolina — 4.4%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,367,836
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23 (b)	2,860	2,986,012
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,031,120
		11,384,968
Ohio — 1.4%
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18	3,000	3,608,430
Oklahoma — 0.6%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	1,000	1,116,500
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A:
2.00%, 4/01/13	175	174,996
2.25%, 4/01/14	175	174,533
2.50%, 4/01/15	175	174,050
		1,640,079
BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 3.8%
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 5.75%, 1/01/19	$2,375	$2,815,871
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,039,190
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	295,034
4.00%, 10/01/18	560	602,678
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,175,070
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,771,125
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,151,210
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	1,060,011
		9,910,189
Puerto Rico — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 7/01/19	2,515	2,558,736
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,320	1,539,991
		4,098,727
South Carolina — 2.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,098,650
Texas — 15.3%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,146,080
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (g):
1.10%, 2/15/18	1,615	1,530,293
1.42%, 2/15/19	1,815	1,670,381
1.65%, 2/15/20	2,625	2,345,017
1.88%, 2/15/21	2,500	2,158,075
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/18	750	858,495

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien (concluded):
5.75%, 1/01/19	$750	$873,158
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,884,750
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,182,700
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, AMT, 5.00%, 11/01/18	5,000	5,557,350
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,959,350
North Texas Tollway Authority, Refunding RB, Series C:
5.00%, 1/01/19	2,215	2,611,618
5.25%, 1/01/20	4,000	4,729,920
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,892,356
		39,399,543
US Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,128,070
Virginia — 1.8%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,491,153
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 3.00%, 7/01/14	415	419,142
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,846,965
		4,757,260
Washington — 0.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	596,655
Wisconsin — 1.9%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,178,393
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,187,900
BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	$1,265	$1,526,552
		4,892,845
Total Municipal Bonds – 135.1%		348,021,429

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Illinois — 2.2%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,800,650
Total Long-Term Investments (Cost – $331,777,365) – 137.3%		353,822,079

	Shares	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	857	$857

Total Short-Term Securities (Cost – $857) – 0.0%		857

Total Investments (Cost - $331,778,222*) – 137.3%		353,822,936
Other Assets Less Liabilities – 1.5%		3,731,726
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%		(3,751,815)
Preferred Shares, at Redemption Value – (37.3)%		(96,150,000)
Net Assets Applicable to Common Shares – 100.0%		$257,652,847

* As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax Cost		$327,948,521
Gross unrealized appreciation		$25,284,181
Gross unrealized depreciation		(3,159,766)
Net unrealized appreciation		$22,124,415

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Represents the current yield as of report date.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

FFI Institutional Tax-Exempt Fund	26,827,828	(26,826,971)	857	$247

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 6

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$353,822,079	—	$353,822,079
Short-Term Securities	$857	—	—	857
Total	$857	$353,822,079	—	$353,822,936

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$109,127	—	—	$109,127
Liabilities:
TOB trust certificates	—	$(3,750,000)	—	(3,750,000)
Total	$109,127	$(3,750,000)	—	$(3,640,873)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 24, 2013